CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues		$ 132,369	$ 190,724	$ 206,717
Cost of revenues		(130,044)	(183,695)	(193,840)
Gross profit		2,325	7,029	12,877
Operating expenses:
Selling and marketing expenses		(1,723)	(2,439)	(5,307)
General and administrative expenses		(4,302)	(3,443)	(2,287)
Total operating expenses		(6,025)	(5,882)	(7,594)
Income/(loss) from operations		(3,700)	1,147	5,283
Other income/(expense):
Other income		482	198	285
Interest expense		(133)	(110)	(33)
Total other income		349	88	252
Income/(loss) before tax expense		(3,351)	1,235	5,535
Income tax expense		(178)	(149)	(920)
Net income/(loss)		(3,529)	1,086	4,615
Other comprehensive (loss)/income
Foreign currency translation (loss)/gain, net of taxes		(2)	8	(2)
Total comprehensive income/(loss)		$ (3,531)	$ 1,094	$ 4,613
Net income/(loss) per share attributable to ordinary shareholders
Net income per share attributable to ordinary shareholders, basic		$ (0.14)	$ 0.04	$ 0.20
Net income per share attributable to ordinary shareholders, diluted		$ (0.14)	$ 0.04	$ 0.20
Weighted average number of ordinary shares used in computing net income per share
Weighted average number of ordinary shares used in computing net income per share, basic	[1]	24,500,625	24,500,625	23,250,000
Weighted average number of ordinary shares used in computing net income per share, diluted	[1]	24,500,625	24,500,625	23,250,000

[1]	Retrospectively restated for the effect of a 2,325-for-1 share subdivision (see Note 12)